Offerings	Aug. 19, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9955
Maximum Aggregate Offering Price	$ 497,750,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,467.9
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supple
ment for the related offering
(File No. 333-260556).
The maximum aggregate offering price of that offering is $1,991,970,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99814
Maximum Aggregate Offering Price	$ 499,070,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,662.74
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supple
ment for the related offering
(File No. 333-260556).
The maximum aggregate offering price of that offering is $1,991,970,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99515
Maximum Aggregate Offering Price	$ 995,150,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 146,884.14
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supple
ment for the related offering
(File No. 333-260556).
The maximum aggregate offering price of that offering is $1,991,970,000.